INVENTORIES	12 Months Ended
Dec. 31, 2019
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2019	2018
Finished products	3,302,569	3,985,964
Work in progress	1,426,607	1,688,794
Raw materials	1,611,334	2,296,074
Storeroom supplies	974,412	784,517
Imports in transit	384,123	426,044
(-) Allowance for adjustments to net realizable value	(39,308)	(13,704)
	7,659,737	9,167,689

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are recorded with impact on cost of sales, is as follows:

Balance as of January 1, 2017	(28,813)
Provision for the year	(26,545)
Reversal of adjustments to net realizable value	46,740
Loss of control by joint venture creation	392
Assets held for sale	881
Exchange rate variation	3,789
Balance as of December 31, 2017	(3,556)
Provision for the year	(11,943)
Reversal of adjustments to net realizable value	3,715
Exchange rate variation	(871)
Assets held for sale	(1,049)
Balance as of December 31, 2018	(13,704)
Provision for the year	(46,693)
Reversal of adjustments to net realizable value	22,028
Exchange rate variation	(939)
Balance as of December 31, 2019	(39,308)